INVESTMENTS IN AFFILIATES - Narrative (Details) $ / shares in Units, $ in Thousands, shares in Millions			1 Months Ended		4 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) vessel $ / shares shares	Sep. 04, 2015	Feb. 29, 2016 USD ($)	Sep. 30, 2015	Apr. 29, 2016 $ / shares	Dec. 31, 2015 USD ($) vessel shares	Dec. 31, 2014 USD ($) vessel	Dec. 31, 2011 USD ($)	Mar. 31, 2006 $ / shares shares
Equity method investments acquired:
Percentage of voting interest acquired	50.00%					50.00%
Investments, ownership percentage	100.00%					100.00%
Egyptian Company for Gas Services S.A.E
Equity method investments acquired:
Proceeds from dividends						$ 700	$ 600
Common stock purchased (in shares) | shares									0.5
Common stock purchased, price per share (USD per share) | $ / shares									$ 1
Percentage of voting interest acquired	50.00%					50.00%			50.00%
Investee capital share amount called								$ 7,500
Cash paid to maintain equity interest								$ 3,750
Ownership percentage, equity method investment								50.00%
Golar Partners
Equity method investments acquired:
Investments, ownership percentage	30.70%					30.70%	41.40%
Golar Partners
Equity method investments acquired:
Proceeds from dividends						$ 36,600	$ 34,100
Investments	$ 529,901					$ 529,901	$ 800,985
Ownership percentage, equity method investment	25.40%					25.40%	25.40%
Investments, ownership percentage	30.70%					30.70%	41.40%
Offered quote (USD per share) | $ / shares	$ 13.38
Golar Wilhelmsen Management AS
Equity method investments acquired:
Remaining interest acquired		40.00%
Ownership percentage, equity method investment	100.00%					100.00%	60.00%
Percent ownership		100.00%		40.00%
The Cool Pool Limited (Cool Pool)
Equity method investments acquired:
Ownership percentage, equity method investment	33.00%					33.00%	0.00%
Vessels and equipment | Golar Partners
Equity method investments acquired:
Number of vessels | vessel	10					10	9
Vessels and equipment | The Cool Pool Limited (Cool Pool)
Equity method investments acquired:
Number of vessels | vessel	14					14
Number of vessels contributed | vessel	8					8
Vessels and equipment | The Cool Pool Limited (Cool Pool) | GasLog
Equity method investments acquired:
Number of vessels contributed | vessel	3					3
Vessels and equipment | The Cool Pool Limited (Cool Pool) | Dynagas
Equity method investments acquired:
Number of vessels contributed | vessel	3					3
Equity Method Investments | Golar Partners
Equity method investments acquired:
Units held | shares	15.9					15.9
Percent of subordinated units held	100.00%					100.00%
Golar Partners
Equity method investments acquired:
Cost method investments, percentage of general partner interest	2.00%					2.00%
Percentage of IDRs						100.00%
Subsequent event | Golar Partners
Equity method investments acquired:
Proceeds from dividends			$ 13,200
Maximum | Subsequent event | Golar Partners
Equity method investments acquired:
Offered quote (USD per share) | $ / shares					$ 18.03
Minimum | Subsequent event | Golar Partners
Equity method investments acquired:
Offered quote (USD per share) | $ / shares					$ 8.02